Subsequent Events (Details) - Forecast [Member]			2 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 29, 2025 $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)
Subsequent Events [Line Items]
Annual interest rate			12.00%
Unsecured loans [Member]
Subsequent Events [Line Items]
Aggregate amount of loan | $	$ 439,108		$ 439,108
Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of ordinary shares (in Shares) | shares		8,064,516
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Purchase price (in Dollars per share) | $ / shares		$ 0.62
Subsequent Event [Member] | Guangdong Yunjia [Member]
Subsequent Events [Line Items]
Total consideration	711,933		$ 711,933	¥ 5,100,000
Subsequent Event [Member] | Mr. Wenquan Zhu [Member]
Subsequent Events [Line Items]
Net proceeds | $	$ 4.5